Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 5.69 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator U.S. Equity Power Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 568.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator U.S. Equity Power Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: 355.47 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Power Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: 418.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Power Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 483.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)
Innovator U.S. Equity Power Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 639.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)